Significant equity transactions, restructuring transactions, mergers and acquisitions and equity investments- Equity investments and others- Current Fiscal Year (Details) ¥ in Millions, $ in Millions	1 Months Ended								9 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Nov. 30, 2015 CNY (¥)	Aug. 31, 2015 CNY (¥)	May. 31, 2015 CNY (¥)	Apr. 30, 2015 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2016 CNY (¥)	May. 23, 2016	Mar. 31, 2016 CNY (¥)
Pledge of collateral to PRC bank for its loan | One of the founders of the Company
Investment
Investment in wealth management products, aggregate principal amount								¥ 7,300
Investment in wealth management products, interest rate per annum								5.00%
Investment in wealth management products, maturity term								5 years
Related party's PRC bank loan								¥ 6,900
Loan agreement | One of the founders of the Company | Maximum
Investment
Principal amount								¥ 2,000
Ele.me | Convertible preferred shares
Investment
Purchase consideration, cost method	$ 540	¥ 3,512
Ele.me | Convertible preferred shares | Future
Investment
Equity interest (as a percent)											22.00%
Ele.me | Commitment to subscribe shares | Convertible preferred shares
Investment
Amount committed	$ 900											¥ 5,891
Magic Leap | Convertible preferred shares
Investment
Equity interest (as a percent)			10.00%	10.00%
Purchase consideration, cost method			$ 430	¥ 2,775
CMC | Preferred shares
Investment
Equity interest (as a percent)			21.00%	21.00%
Purchase consideration, cost method			$ 197	¥ 1,270
Limited partnership managed by founder of CMC | Limited partnership
Investment
Equity interest (as a percent)			20.00%	20.00%
Purchase consideration, equity method				¥ 1,250
Shiji Information | Ordinary Shares
Investment
Percentage of equity interest acquired					13.00%
Total cash consideration					¥ 2,389
Huayi Brothers | Ordinary Shares
Investment
Percentage of equity interest acquired						4.00%
Total cash consideration						¥ 1,533
Koubei
Investment
Equity interest (as a percent)	49.60%											49.60%
Purchase consideration, equity method									¥ 3,000
Gain recognized in relation to the contribution of businesses										¥ 128
YTO Express
Investment
Equity interest (as a percent)							12.00%
Purchase consideration, cost method							¥ 1,500
Company and Ant Financial Services | Ele.me | Commitment to subscribe shares | Convertible preferred shares
Investment
Amount committed | $	$ 1,250
Ant Financial Services | Koubei
Investment
Equity interest (as a percent)	49.60%											49.60%